Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of components of accounts receivable, net
Components of accounts receivables are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Receivables for logistics and warehousing services rendered	239,633	291,600
Trade receivables (Note a)	190,694	235,489
Others (Note b)	192,025	312,343

Subtotal	622,352	839,432
Allowance for doubtful accounts:
Balance at beginning of the year	(34,965)	(54,622)
Write-offs	1,506	2,517
Provision	(21,163)	(8,560)

Allowance as of the end of the year	(54,622)	(60,665)

Accounts receivables, net	567,730	778,767

Notes:

(a)	Trade receivables represent financing extended to certain customers when they select to pay for the online product purchases through installments.

(b)	Others mainly represent receivables from provision of rental, online promotion and advertising services, receivables from financing service fees and receivables from payment platform.